Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment for Current and Comparative Periods (Detail)	12 Months Ended
Dec. 31, 2021
Buildings
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	50 years
Technical installations
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	33 years
Machinery
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	8 years
Equipment | Bottom of range [member]
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	4 years
Equipment | Top of range [member]
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	8 years
Furniture
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	10 years
IT equipment
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	4 years
Motor vehicles
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	10 years
Other property, plant and equipment
Disclosure of estimated useful lives of property plant and equipment [Line Items]
Useful life (years)	10 years